Shareholder Report	6 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000218613
Shareholder Report [Line Items]
Fund Name	Blueprint Adaptive Growth Allocation Fund
Class Name	Institutional Class
Trading Symbol	BLUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.
Additional Information Phone Number	(866) 983-4525
Additional Information Website	https://funddocs.filepoint.com/blueprint/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Blueprint Adaptive Growth Allocation Fund - Institutional Class	S&P 500® Index	Morningstar Global Allocations Index
Mar-2020	$10,000	$10,000	$10,000
Aug-2020	$11,430	$13,649	$12,152
Aug-2021	$13,374	$17,903	$14,330
Aug-2022	$11,741	$15,893	$11,999
Aug-2023	$12,247	$18,427	$12,996
Aug-2024	$14,827	$23,428	$15,206

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	21.06%	9.32%
S&P 500® Index	27.14%	21.25%
Morningstar Global Allocations Index	17.00%	9.95%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://funddocs.filepoint.com/blueprint/ for current month-end performance.

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Performance Inception Date		Mar. 31, 2020
Material Change Date	Aug. 31, 2024
AssetsNet	$ 164,453,571	$ 164,453,571
Holdings Count | Holding	214	214
Advisory Fees Paid, Amount	$ 766,802
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$164,453,571 Number of Portfolio Holdings214 Advisory Fee (net of recoupments)$766,802 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.1%
Exchange-Traded Funds	11.0%
Money Market Funds	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.
C000172452
Shareholder Report [Line Items]
Fund Name	HVIA Equity Fund
Class Name	Institutional Class
Trading Symbol	HVEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hviafunds.com. You can also request this information by contacting us at (888) 209-8710.
Additional Information Phone Number	(888) 209-8710
Additional Information Website	www.hviafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HVIA Equity Fund - Institutional Class	S&P 500® Index
10/03/16	$25,000	$25,000
8/31/17	$30,118	$29,144
8/31/18	$35,300	$34,875
8/31/19	$36,319	$35,894
8/31/20	$47,796	$43,768
8/31/21	$61,673	$57,408
8/31/22	$52,659	$50,962
8/31/23	$62,378	$59,088
8/31/24	$77,272	$75,122

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	23.88%	16.30%	15.33%
S&P 500® Index	27.14%	15.92%	14.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 03, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 62,304,180	$ 62,304,180
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 154,048
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,304,180 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$154,048 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.9%
Money Market Funds	6.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.
C000235579
Shareholder Report [Line Items]
Fund Name	Nia Impact Solutions Fund
Trading Symbol	NIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833.
Additional Information Phone Number	(833) 571-2833
Additional Information Website	www.niaimpactfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Nia Impact Solutions Fund	MSCI ACWI Index
May-2022	$10,000	$9,999
Aug-2022	$10,220	$9,905
Aug-2023	$10,205	$11,225
Aug-2024	$12,637	$13,765

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	23.82%	10.66%
MSCI ACWI Index	22.64%	14.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 82,850,522	$ 82,850,522
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 203,962
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$82,850,522 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$203,962 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

Material Fund Change [Text Block]

Material Fund Changes

On August 6, 2024, Jethro Townsend, CFA, Partner and Portfolio Manager, became a member of the portfolio management team of the Fund, joining Kristin Hull, PhD, who will continue to serve as a portfolio manager of the Fund.